UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—106.4%
Alabama—4.1%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%		04/01/2041	$23,198,800
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[2]	6.125		12/01/2025	370,066
215,000	Cooperative District, AL Fort Deposit[2]	6.000		02/01/2036	192,120
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[2]	6.750		02/01/2029	3,818,885
180,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[2,3]	5.100		05/01/2016	182,351
20,000,000	Jefferson County, AL Sewer[2]	0.00	[4]	10/01/2050	12,806,400
20,185,000	Jefferson County, AL Sewer[2]	0.00	[4]	10/01/2046	13,140,233
8,000,000	Jefferson County, AL Sewer[2]	6.000		10/01/2042	9,010,560
8,750,000	Jefferson County, AL Sewer[2]	0.00	[4]	10/01/2050	5,893,825
7,500,000	Jefferson County, AL Sewer[2]	6.500		10/01/2053	8,740,800
4,000,000	Jefferson County, AL Sewer[2]	7.000		10/01/2051	4,806,360
					82,160,400

Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[5]	6.120		08/01/2031	179,933
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[6]	5.875		12/01/2027	198,000
90,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2032	78,919
					456,852

Arizona—3.4%
5,000,000	AZ Dept. of Transportation (State Highway)[2]	5.000		07/01/2027	6,020,800
200,000	Centerra, AZ Community Facilities District[2]	5.150		07/15/2031	200,724
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.900		07/15/2022	1,081,178
330,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	6.125		07/15/2027	348,038
500,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	6.200		07/15/2032	527,095
305,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.450		07/15/2021	306,568
200,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.625		07/15/2025	200,776
450,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.800		07/15/2030	451,674
437,000	Festival Ranch, AZ Community Facilities District[2]	5.750		07/01/2032	444,346
595,000	Festival Ranch, AZ Community Facilities District[2]	5.800		07/15/2032	625,875
250,000	Gladden Farms, AZ Community Facilities District[2]	5.500		07/15/2031	252,567
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[6]	8.500		04/20/2041	197,926
420,000	Maricopa County, AZ School District No. 24 (Gila Bend)[2]	5.500		07/01/2022	441,202
200,000	Marley Park, AZ Community Facilities District[2]	5.300		07/15/2031	201,304
321,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[2]	5.300		07/01/2030	322,149
980,000	Palm Valley, AZ Community Facility District No. 3[2]	5.800		07/15/2032	1,000,805
375,000	Palm Valley, AZ Community Facility District No. 3[2]	5.300		07/15/2031	378,322
750,000	Phoenix, AZ IDA (Career Success Schools)[2]	7.000		01/01/2029	710,212
870,000	Phoenix, AZ IDA (Eagle College Prep)	5.000		07/01/2033	870,974
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[2]	6.250		07/01/2036	505,690

1 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$1,000,000	Phoenix, AZ IDA (Great Hearts Academies)	6.300%		07/01/2042	$1,067,980
8,500,000	Phoenix, AZ IDA (Rowan University)	5.250		06/01/2034	9,426,160
2,970,000	Pima County, AZ IDA (Arizona Charter School)	5.375		07/01/2031	3,118,589
1,630,000	Pima County, AZ IDA (Arizona Charter School)[2]	5.000		07/01/2026	1,636,683
3,950,000	Pima County, AZ IDA (Center for Academic Success)[2]	5.500		07/01/2037	4,010,119
1,165,000	Pima County, AZ IDA (Christian Senior Living)[2]	5.050		01/01/2037	1,178,526
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[2]	6.250		06/01/2026	503,140
1,430,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[2]	8.125		07/01/2041	1,431,516
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[2]	6.750		04/01/2036	505,535
250,000	Pima County, AZ IDA (Paradise Education Center)[2]	6.000		06/01/2036	253,325
355,000	Pima County, AZ IDA (Paradise Education Center)[2]	5.875		06/01/2033	351,429
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600		07/01/2023	2,617,571
650,000	Pima County, AZ IDA (Sonoran Science Academy)[2]	5.750		12/01/2037	649,148
500,000	Pima County, AZ IDA (Sonoran Science Academy)[2]	5.670		12/01/2027	500,910
760,000	Pima County, AZ IDA (Tucson Country Day School)[2]	5.000		06/01/2037	690,939
250,000	Pima County, AZ IDA (Valley Academy)[2]	6.500		07/01/2038	263,993
500,000	Quail Creek, AZ Community Facilities District[2]	5.550		07/15/2030	504,445
1,000,000	Rio Rico, AZ Fire District[2]	7.000		07/01/2030	1,107,750
14,000,000	Salt Verde, AZ Financial Corp.[2]	5.000		12/01/2037	15,933,260
3,000,000	Salt Verde, AZ Financial Corp.[2]	5.000		12/01/2032	3,412,950
100,000	Salt Verde, AZ Financial Corp.[2]	5.500		12/01/2029	119,520
18,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200		07/01/2017	18,527
1,655,000	Tartesso West, AZ Community Facilities District[2]	5.900		07/15/2032	1,715,374
1,625,000	Vistancia, AZ Community Facilities District[2]	6.750		07/15/2022	1,631,321
500,000	Westpark, AZ Community Facilities District[2]	5.250		07/15/2031	504,435
					68,241,370

Arkansas—0.1%
1,870,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[6]	6.250		02/01/2038	1,124,113

California—16.2%
675,000	Adelanto, CA Public Utility Authority[2]	6.750		07/01/2039	776,149
1,550,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[2]	6.250		09/01/2040	1,609,845
800,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[2]	6.000		09/01/2029	831,368
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2026	1,035,870
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,424,404
8,000,000	CA County Tobacco Securitization Agency	7.750	[7]	06/01/2046	473,920
129,820,000	CA County Tobacco Securitization Agency	6.700	[7]	06/01/2050	2,491,246
38,650,000	CA County Tobacco Securitization Agency	7.550	[7]	06/01/2055	272,869
6,060,000	CA County Tobacco Securitization Agency	7.234	[7]	06/01/2033	1,727,827
6,000,000	CA County Tobacco Securitization Agency	6.650	[7]	06/01/2046	176,040
7,000,000	CA County Tobacco Securitization Agency	5.312	[7]	06/01/2046	537,460
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[7]	06/01/2046	2,951,820
160,000	CA County Tobacco Securitization Agency (TASC)[2]	5.700		06/01/2046	143,149

2 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$50,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875%		06/01/2035	$50,005
5,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	5,000,750
21,000,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	21,002,520
10,200,000	CA County Tobacco Securitization Agency (TASC)[2]	0.748		06/01/2036	9,484,674
2,315,000	CA County Tobacco Securitization Agency (TASC)[2]	5.125		06/01/2038	1,956,476
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[2]	8.500		04/01/2031	3,904,234
4,335,000	CA Golden State Tobacco Securitization Corp.[2]	5.000		06/01/2036	3,640,316
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.046	[7]	06/01/2047	3,278,000
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2040	2,771,425
3,750,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2045	4,153,837
49,700,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.300		06/01/2037	41,584,487
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	23,124,200
25,000	CA HFA (Home Mtg.)[2]	5.450		08/01/2033	25,947
350,000	CA M-S-R Energy Authority[2]	6.500		11/01/2039	475,752
10,000,000	CA M-S-R Energy Authority[2]	7.000		11/01/2034	13,951,500
250,000	CA Municipal Finance Authority (Harbor Regional Center)[2]	8.500		11/01/2039	308,282
2,130,000	CA Public Works[2]	6.625		11/01/2034	2,139,095
10,000,000	CA Public Works (Regents University)[2]	5.000		12/01/2031	12,226,700
450,000	CA Public Works (Various Community Colleges)[2]	5.750		10/01/2030	532,854
1,000,000	CA School Finance Authority Charter School (Coastal Academy)	5.000		10/01/2033	1,058,860
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[7]	06/01/2036	1,601,110
14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.840	[7]	06/01/2047	940,660
1,745,000	CA Statewide CDA (Aspire Public Schools)[2]	6.000		07/01/2040	1,866,766
885,000	Cathedral City, CA Redevel. Agency[2]	5.000		08/01/2033	996,563
1,450,000	Cathedral City, CA Redevel. Agency[2]	5.000		08/01/2032	1,635,237
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[2]	5.000		09/01/2036	2,031,500
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[2]	6.625		09/01/2039	635,202
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[2]	5.250		09/01/2037	2,039,460
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[2]	5.200		09/01/2027	1,023,610
20,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000		06/01/2036	23,065,400
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X2	5.250		09/01/2037	965,371
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[7]	06/01/2057	3,167,070
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[7]	06/01/2047	4,580,400
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[7]	06/01/2057	3,260,321
150,000	Jurupa, CA Public Financing Authority[2]	6.000		09/01/2031	156,382
175,000	Jurupa, CA Public Financing Authority[2]	6.000		09/01/2028	182,553

3 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$135,000	Jurupa, CA Public Financing Authority[2]	6.000%		09/01/2030	$140,770
155,000	Jurupa, CA Public Financing Authority[2]	6.000		09/01/2029	161,659
205,000	Jurupa, CA Public Financing Authority[2]	6.000		09/01/2032	213,692
1,270,000	Lake Elsinore, CA Special Tax[2]	5.150		09/01/2025	1,316,228
1,245,000	Lake Elsinore, CA Special Tax[2]	5.250		09/01/2030	1,290,741
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)	6.000		09/01/2043	3,257,045
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2025	446,366
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2026	401,591
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2032	1,048,140
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2030	527,040
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2029	528,490
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2027	942,375
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.00	[4]	09/01/2028	1,059,030
1,000,000	Lancaster, CA Financing Authority (School District)[2]	5.000		02/01/2026	981,990
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[2]	5.250		07/01/2030	3,963,074
1,250,000	Los Alamitos, CA Unified School District COP	0.00	[4]	08/01/2042	923,113
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[2]	5.750		09/01/2040	186,559
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[2]	7.000		09/01/2031	1,561,313
2,930,000	Marysville, CA (Fremont-Rideout Health)[2]	5.000		01/01/2029	3,230,911
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500		09/01/2041	4,152,676
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[2]	5.000		09/01/2037	645,227
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[2]	5.000		09/01/2037	1,280,213
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[2]	5.500		06/01/2045	16,489,600
1,250,000	Oxnard, CA Financing Authority Wastewater[2]	5.000		06/01/2032	1,405,175
1,500,000	Oxnard, CA Financing Authority Wastewater[2]	5.000		06/01/2033	1,684,965
850,000	Oxnard, CA Financing Authority Wastewater[2]	5.000		06/01/2034	951,286
735,000	Palm Desert, CA Financing Authority[2]	5.000		04/01/2027	740,579
550,000	Perris, CA Community Facilities District Special Tax No. 2001[2]	5.000		09/01/2026	550,924
1,510,000	Perris, CA Community Facilities District Special Tax No. 2001[2]	5.000		09/01/2037	1,511,993
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1[2]	5.000		09/01/2037	620,415
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[2]	5.350		09/01/2036	1,279,580
1,000,000	Romoland, CA School District Special Tax Community Facilities District[2]	5.400		09/01/2036	1,006,500
1,000,000	Roseville, CA Natural Gas Finance Authority[2]	5.000		02/15/2025	1,151,150
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[2]	5.625		09/01/2035	357,524
10,000,000	San Francisco, CA City & County COP[1]	5.000		10/01/2033	11,466,900
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	6.750		08/01/2041	304,255

4 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	7.000%		08/01/2041	$423,735
1,620,000	San Gorgonio, CA Memorial Health Care District[2]	7.000		08/01/2027	1,850,170
350,000	San Jose, CA Finance Authority (Convention Center)[2]	5.500		05/01/2031	407,068
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[2]	5.750		06/01/2026	2,595,756
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140	[7]	06/01/2047	3,531,170
22,445,000	Southern CA Tobacco Securitization Authority[2]	5.125		06/01/2046	18,892,854
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[7]	06/01/2046	292,372
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[7]	06/01/2046	939,330
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[2]	5.000		06/01/2037	10,212,080
3,000,000	Val Verde, CA Unified School District[2]	5.500		08/01/2030	3,366,720
100,000	Victor Valley, CA Union High School District[2]	5.050		09/01/2025	100,344
1,160,000	Victor Valley, CA Union High School District[2]	5.100		09/01/2035	1,161,554
					325,821,728

Colorado—1.7%
1,000,000	CO Andonea Metropolitan District No. 3[5]	6.250		12/01/2035	561,730
3,900,000	CO Broomfield Village Metropolitan District No. 2[2]	6.250		12/01/2032	3,727,698
294,000	CO Crystal Crossing Metropolitan District[5]	6.000		12/01/2036	181,360
125,000	CO E-470 Public Highway Authority	6.814	[7]	09/01/2025	89,956
4,315,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[2]	6.450		11/01/2040	4,841,602
500,000	CO Elbert and Highway 86 Metropolitan District[2]	5.750		12/01/2036	357,840
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	732,640
740,000	CO Fossil Ridge Metropolitan District No. 1[2]	7.250		12/01/2040	823,020
500,000	CO High Plains Metropolitan District[5]	6.250		12/01/2035	280,865
225,000	CO Horse Creek Metropolitan District[2]	5.750		12/01/2036	192,130
375,000	CO Huntington Trails Metropolitan District[2]	6.250		12/01/2036	376,710
324,000	CO International Center Metropolitan District No. 3[2]	6.500		12/01/2035	284,138
500,000	CO Liberty Ranch Metropolitan District[2]	6.250		12/01/2036	430,305
625,000	CO Madre Metropolitan District No. 2[2]	5.500		12/01/2036	489,025
2,850,000	CO Murphy Creek Metropolitan District No. 3[5]	6.125		12/01/2035	1,391,769
2,770,000	CO Murphy Creek Metropolitan District No. 3[5]	6.000		12/01/2026	1,366,746
1,945,000	CO North Range Metropolitan District No. 1[2]	5.000		12/15/2024	1,963,614
500,000	CO North Range Metropolitan District No. 2[2]	5.500		12/15/2037	506,430
1,250,000	CO North Range Metropolitan District No. 2[2]	5.500		12/15/2018	1,285,350
1,875,000	CO Northwest Metropolitan District No. 3[2]	6.250		12/01/2035	1,788,787
700,000	CO Northwest Metropolitan District No. 3[2]	6.125		12/01/2025	687,421
750,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	566,467
114,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	103,306
380,000	CO Prairie Center Metropolitan District No. 3[2]	5.250		12/15/2021	392,654
765,000	CO Prairie Center Metropolitan District No. 3[2]	5.400		12/15/2031	786,144
730,000	CO Regency Metropolitan District[5]	5.750		12/01/2036	583,657
349,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	235,257
1,000,000	CO Sorrell Ranch Metropolitan District[6]	6.750		12/15/2036	496,290
894,000	CO Wheatlands Metropolitan District[2]	6.000		12/01/2025	896,593
175,000	Fairplay, CO Sanitation District[2]	5.250		12/15/2031	175,259
180,000	Jefferson County, CO (Section 14 Metropolitan District)[2]	5.000		12/01/2018	188,626
1,720,000	Loveland, CO Special Assessment[2]	5.625		07/01/2029	1,532,090
1,495,000	Public Authority for CO (Natural Gas Energy)[2]	6.250		11/15/2028	1,881,712

5 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$500,000	Tabernash Meadows, CO Water & Sanitation District[2]	7.125%		12/01/2034	$552,665
250,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	257,145
110,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	113,043
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.00	[4]	12/15/2041	1,919,079
1,036,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	1,001,492
					34,040,615

Connecticut—0.0%
500,000	Georgetown, CT Special Taxing District[5]	5.125		10/01/2036	199,435
8,993,934	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	708,272
					907,707

Delaware—0.3%
3,475,000	Bridgeville, DE Special Obligation (Heritage Shores)[2]	5.450		07/01/2035	3,478,406
2,274,000	Millsboro, DE Special Obligation (Plantation Lakes)[2]	5.450		07/01/2036	1,755,005
					5,233,411

District of Columbia—0.8%
25,000	District of Columbia (James F. Oyster Elementary School)[2]	6.450		11/01/2034	25,005
2,100,000	District of Columbia Center for Strategic & International Studies[2]	6.625		03/01/2041	2,320,416
2,000,000	District of Columbia Center for Strategic & International Studies[2]	6.375		03/01/2031	2,188,840
1,000,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000		10/01/2030	1,049,710
4,385,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	4,385,526
2,570,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.500		05/15/2033	3,263,258
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[7]	06/15/2046	2,328,916
400,000	District of Columbia University (Gallaudet University)[2]	5.500		04/01/2034	447,640
					16,009,311

Florida—11.3%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[2]	6.750		12/01/2030	116,319
1,835,000	Amelia Concourse, FL Community Devel. District[6]	5.750		05/01/2038	714,200
1,120,000	Arlington Ridge, FL Community Devel. District[5]	5.500		05/01/2036	439,410
435,000	Avignon Villages, FL Community Devel. District[6]	5.300		05/01/2014	56,789
250,000	Avignon Villages, FL Community Devel. District[6]	5.400		05/01/2037	32,637
1,805,000	Boynton Village, FL Community Devel. District Special Assessment[2,3]	6.000		05/01/2038	1,825,433
1,165,000	Cascades, FL Groveland Community Devel. District[2,3]	5.300		05/01/2036	1,168,833
2,320,000	Chapel Creek, FL Community Devel. District Special Assessment[6]	5.500		05/01/2038	1,381,258
1,675,000	Clearwater Cay, FL Community Devel. District[6]	5.500		05/01/2037	631,944
2,280,000	Creekside, FL Community Devel. District[6]	5.200		05/01/2038	1,028,622
415,000	Crosscreek, FL Community Devel. District[6]	5.600		05/01/2039	177,101
875,000	Crosscreek, FL Community Devel. District[6]	5.500		05/01/2017	373,047
5,200,000	Cypress Creek of Hillsborough County, FL Community Devel. District[2,3]	5.350		05/01/2037	5,209,620

6 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$700,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[2]	8.000%	06/01/2022	$700,168
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[5]	5.250	11/01/2015	393,000
350,000	East Homestead, FL Community Devel. District	5.000	11/01/2033	359,191
170,000	East Homestead, FL Community Devel. District[2,3]	7.250	05/01/2021	182,809
455,000	Escambia County, FL Health Facilities Authority[2]	5.950	07/01/2020	483,865
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[5]	7.000	07/15/2032	2,174,419
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[5]	8.260	07/15/2038	709,876
10,440,000	FL COP (Dept. of Management Services)[1]	5.250	08/01/2028	11,783,524
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[2]	5.000	08/01/2017	10,122
1,250,000	FL HEFFA (Bethune-Cookman University)[2]	5.375	07/01/2032	1,406,425
1,100,000	FL Lake Ashton II Community Devel. District[2]	5.375	05/01/2036	933,570
885,000	FL Principal One Community Devel. District[2,3]	5.650	05/01/2035	890,558
3,825,000	Flora Ridge, FL Educational Facilities Benefit District[2,3]	5.300	05/01/2037	3,858,928
216,868	Forest Creek, FL Community Devel. District[3]	5.450	05/01/2036	216,885
145,000	Forest Creek, FL Community Devel. District[2]	5.450	05/01/2036	145,052
900,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[2,3]	5.500	05/01/2038	874,620
16,000,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2032	18,259,040
195,000	Heritage Isles, FL Community Devel. District[6]	7.100	10/01/2023	35,919
1,215,000	Heritage Plantation, FL Community Devel. District[5]	5.400	05/01/2037	376,638
120,000	Hialeah, FL Hsg. Authority[2]	5.800	06/20/2033	121,790
280,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A6	5.500	05/01/2036	111,258
3,730,000	Highlands, FL Community Devel. District	5.550	05/01/2036	2,762,624
430,000	Indigo, FL Community Devel. District[6]	5.750	05/01/2036	261,642
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[2]	5.250	08/15/2027	35,955
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2029	1,346,414
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2037	1,052,580
250,000	Lakeside Landings, FL Devel. District[6]	5.500	05/01/2038	99,980
485,000	Legends Bay, FL Community Devel. District[2,3]	5.875	05/01/2038	480,232
1,785,000	Lucaya, FL Community Devel. District[2,3]	5.375	05/01/2035	1,669,850
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	337,674
1,775,000	Magnolia Creek, FL Community Devel. District[6]	5.900	05/01/2039	613,600
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[6]	5.350	05/01/2037	1,033,225
5,000,000	Miami-Dade County, FL School Board[2]	5.000	05/01/2027	5,885,550
2,000,000	Miromar Lakes, FL Community Devel. District[2]	5.000	05/01/2035	1,967,720
790,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	849,234
3,415,000	Monterey/Congress, FL Community Devel. District Special Assessment[2,3]	5.375	05/01/2036	3,165,876
8,315,000	Moody River, FL Estates Community Devel. District[2,3]	5.350	05/01/2036	6,920,574
9,195,000	Myrtle Creek, FL Improvement District Special Assessment[2,3]	5.200	05/01/2037	9,303,225
335,000	Naturewalk, FL Community Devel. District[5]	5.500	05/01/2038	184,250
395,000	Naturewalk, FL Community Devel. District[5]	5.300	05/01/2016	217,250
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[2]	5.500	07/01/2032	258,073
10,000,000	Orange County, FL School Board COP[1]	5.500	08/01/2034	11,224,000

7 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[2]	5.000%		05/01/2032	$495,414
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[2]	5.625		05/01/2042	1,133,620
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[6]	7.000		07/01/2036	374,975
1,855,000	Palm Coast Park, FL Community Devel. District Special Assessment[2,3]	5.700		05/01/2037	1,564,396
2,200,000	Palm Glades, FL Community Devel. District[2]	5.300		05/01/2036	2,218,128
300,000	Palm Glades, FL Community Devel. District Special Assessment[2]	7.250		08/01/2016	307,794
460,000	Palm River, FL Community Devel. District[6]	5.150		05/01/2013	181,268
510,000	Palm River, FL Community Devel. District[6]	5.375		05/01/2036	201,282
2,195,000	Parkway Center, FL Community Devel. District, Series A2	6.300		05/01/2034	2,112,797
1,845,000	Parkway Center, FL Community Devel. District, Series A2,3	6.125		05/01/2024	1,816,366
1,275,000	Pine Ridge Plantation, FL Community Devel. District[3]	5.400		05/01/2037	1,123,683
1,360,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[2,3]	5.650		05/01/2037	1,362,026
420,000	Poinciana West, FL Community Devel. District Special Assessment[2,3]	6.000		05/01/2037	430,063
250,000	Portico, FL Community Devel. District[2,3]	5.450		05/01/2037	215,375
490,000	Portofino Cove, FL Community Devel. District Special Assessment[6]	5.500		05/01/2038	192,457
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[6]	5.250		05/01/2012	1,336,202
285,000	Portofino Landings, FL Community Devel. District Special Assessment[6]	5.200		05/01/2017	111,843
980,000	Portofino Landings, FL Community Devel. District Special Assessment[6]	5.400		05/01/2038	384,885
13,055,000	Quarry, FL Community Devel. District[2,3]	5.500		05/01/2036	13,054,608
9,785,000	Renaissance Commons, FL Community Devel. District, Series A2,3	5.600		05/01/2036	8,600,917
1,710,000	Reunion East, FL Community Devel. District[5]	5.800		05/01/2036	1,111,637
1,850,000	Reunion East, FL Community Devel. District[5]	7.375		05/01/2033	1,202,685
4,175,000	Reunion East, FL Community Devel. District	7.375		05/01/2033	4,200,551
30,000	Ridgewood Trails, FL Community Devel. District[2]	5.650		05/01/2038	14,913
2,500,000	River Glen, FL Community Devel. District Special Assessment[6]	5.450		05/01/2038	997,175
350,575	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	226,801
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[2]	6.750		07/01/2030	3,861,879
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[2]	6.500		07/01/2040	4,968,546
2,530,000	South Bay, FL Community Devel. District[5]	0.00	[4]	05/01/2036	1,960,952
935,000	South Bay, FL Community Devel. District[5]	0.00	[4]	05/01/2025	729,375
1,645,000	South Bay, FL Community Devel. District[6]	5.950		05/01/2036	411,234
2,210,000	South Bay, FL Community Devel. District[2,3]	5.950		05/01/2036	2,196,895
2,035,000	South Bay, FL Community Devel. District[2]	5.125		05/01/2020	1,872,363
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[2]	6.000		08/01/2045	1,684,920
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[2]	5.250		10/01/2041	352,832
1,145,000	St. John’s Forest, FL Community Devel. District, Series A2,3	6.125		05/01/2034	1,145,813
500,000	Tern Bay, FL Community Devel. District[6]	5.375		05/01/2037	122,000
6,020,000	Tern Bay, FL Community Devel. District[6]	5.000		05/01/2015	1,467,917

8 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$4,145,000	Town Center, FL at Palm Coast Community Devel. District[2,3]	6.000%		05/01/2036	$3,968,755
215,000	Turnbull Creek, FL Community Devel. District Special Assessment[2,3]	5.250		05/01/2037	200,154
5,105,000	Verandah East, FL Community Devel. District[2,3]	5.400		05/01/2037	5,105,511
3,900,000	Verandah, FL Community Devel District[2,3]	5.250		05/01/2036	3,562,026
7,995,000	Verona Walk, FL Community Devel. District[2,3]	5.375		05/01/2037	7,996,679
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[6]	5.350		05/01/2017	1,411,058
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[6]	5.550		05/01/2039	231,046
1,575,000	Villages of Westport, FL Community Devel. District[6,8]	5.700		05/01/2035	789,626
4,470,000	Vista, FL Community Devel. District Special Assessment[2,3]	5.375		05/01/2037	4,235,549
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125		05/01/2013	440,940
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.500		05/01/2037	726,946
441,156	Watergrass, FL Community Devel. District Special Assessment[2,3]	6.960		11/01/2017	423,069
5,265,000	Watergrass, FL Community Devel. District Special Assessment[2,3]	5.500		05/01/2036	5,251,995
950,000	Waterlefe, FL Community Devel. District Golf Course[6]	8.125		10/01/2025	64,971
755,000	Waters Edge, FL Community Devel. District[3]	0.000	[4]	05/01/2039	631,210
16,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	16,063
1,785,000	Waterstone, FL Community Devel. District[6]	5.500		05/01/2018	708,252
285,000	West Villages, FL Improvement District	5.350		05/01/2015	218,957
7,350,000	West Villages, FL Improvement District[6]	5.800		05/01/2036	4,375,823
3,095,000	West Villages, FL Improvement District[3]	5.500		05/01/2038	3,113,075
4,925,000	Westridge, FL Community Devel. District[6]	5.800		05/01/2037	1,855,740
5,840,000	Westside, FL Community Devel. District[5]	5.650		05/01/2037	2,922,686
4,645,000	World Commerce, FL Community Devel. District Special Assessment[2]	6.125		05/01/2035	4,644,814
2,250,000	Wyld Palms, FL Community Devel. District[6]	5.400		05/01/2015	687,960
1,445,000	Wyld Palms, FL Community Devel. District[6]	5.500		05/01/2038	442,242
990,000	Zephyr Ridge, FL Community Devel. District[6]	5.625		05/01/2037	390,367
450,000	Zephyr Ridge, FL Community Devel. District[6]	5.250		05/01/2013	177,192
					227,191,691

Georgia—0.7%
220,000	Atlanta, GA Tax Allocation (Beltline)[2]	7.500		01/01/2031	257,736
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	5.000		11/01/2048	569,848
6,985,000	DeKalb County, GA Devel. Authority Public Purpose[2]	5.500		12/10/2023	7,096,131
3,995,000	East Point, GA (Camp Creek), Series B2	8.000		02/01/2026	4,005,906
2,290,000	East Point, GA (Camp Creek), Series B2	8.000		02/01/2026	2,296,252
10,000	GA Municipal Electric Authority[2]	6.600		01/01/2018	10,679
520,000	Randolph County, GA GO	5.000		04/01/2030	564,226
					14,800,778

Idaho—0.1%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[2]	6.250		12/01/2033	70,936

9 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Idaho (Continued)
$1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[2]	6.250%	07/01/2045	$1,077,930
				1,148,866

Illinois—12.0%
300,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[2]	5.625	01/01/2018	299,799
1,575,000	Bedford Park, IL Tax[2]	5.125	12/30/2018	1,594,152
500,000	Chicago, IL Board of Education[2]	5.000	12/01/2024	536,265
25,000	Chicago, IL GO2	5.000	01/01/2042	23,627
5,000,000	Chicago, IL GO2	5.000	12/01/2023	5,116,150
10,000	Chicago, IL GO2	5.000	01/01/2028	10,040
4,000,000	Chicago, IL GO2	5.000	01/01/2029	4,142,400
1,750,000	Chicago, IL GO2	5.000	01/01/2023	1,790,775
6,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2037	6,461,880
10,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2040	10,738,000
2,400,000	Cook County, IL Community School District GO2	7.125	06/01/2024	2,705,592
949,000	Cortland, IL Special Tax (Sheaffer System)[5]	5.500	03/01/2017	189,800
500,000	Country Club Hills, IL GO2	5.000	12/01/2031	514,690
40,000	Country Club Hills, IL GO2	5.000	12/01/2032	41,106
475,000	Country Club Hills, IL GO2	5.000	12/01/2030	488,955
410,000	Country Club Hills, IL GO2	5.000	12/01/2027	421,947
395,000	Country Club Hills, IL GO2	5.000	12/01/2026	406,115
435,000	Country Club Hills, IL GO2	5.000	12/01/2028	447,889
455,000	Country Club Hills, IL GO2	5.000	12/01/2029	468,482
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[2]	5.625	03/01/2036	322,093
100,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[2]	5.400	03/01/2016	101,497
793,506	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	672,989
1,000,000	Harvey, IL GO	5.625	12/01/2032	811,300
2,225,000	Harvey, IL GO	5.500	12/01/2027	1,829,284
4,950,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[2]	6.875	08/01/2028	4,972,671
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[2]	5.125	09/01/2025	1,923,322
2,215,000	IL Finance Authority (Illinois Institute of Technology)[2]	7.125	02/01/2034	2,380,505
155,000	IL Finance Authority (Illinois Institute of Technology)[2]	6.500	02/01/2023	166,871
1,000,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2036	985,920
1,010,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2026	1,012,747
9,660,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2031	9,666,472
450,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	502,916
500,000	IL Finance Authority (Lake Forest College)	5.750	10/01/2032	551,890
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	23,104,200
50,000	IL Finance Authority (OSF Healthcare System)[2]	7.125	11/15/2037	59,111
145,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[2]	6.125	05/15/2025	172,872
4,855,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[2]	6.125	05/15/2025	5,499,356
10,190,000	IL Finance Authority (Provena Health)[2]	7.750	08/15/2034	12,526,363
7,770,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	8,413,356

10 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$6,210,000	IL Finance Authority (Resurrection Health Care)[1]	5.250%	05/15/2029	$6,725,389
2,680,000	IL Finance Authority (Roosevelt University)[2]	6.250	04/01/2029	2,911,766
5,855,000	IL Finance Authority (Roosevelt University)[2]	6.500	04/01/2044	6,333,939
22,915,000	IL Finance Authority (Roosevelt University)[2]	6.500	04/01/2039	24,846,735
5,600,000	IL Finance Authority (Roosevelt University)[2]	5.750	04/01/2024	6,106,856
6,270,000	IL Finance Authority (Roosevelt University)[2]	5.500	04/01/2037	6,417,972
3,250,000	IL Finance Authority (Roosevelt University)[2]	5.500	04/01/2032	3,333,948
10,000,000	IL Finance Authority (Trinity Health Corp.)[1]	5.000	12/01/2030	11,282,474
1,000,000	IL GO	5.500	07/01/2038	1,101,400
1,500,000	IL GO	5.000	03/01/2037	1,548,975
700,000	IL GO	5.000	08/01/2025	765,926
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.500	06/15/2050	357,964
2,000,000	IL Sports Facilities Authority[2]	5.250	06/15/2032	2,248,020
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2031	1,582,321
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2027	1,197,233
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2028	1,275,173
4,481,000	Lakemoor Village, IL Special Tax[2]	5.000	03/01/2027	4,498,834
2,609,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[2]	6.250	03/01/2034	2,659,223
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[6]	6.125	03/01/2040	262,089
480,000	Markham, IL GO2	5.750	02/01/2028	491,155
1,094,000	Plano, IL Special Service Area No. 5[6]	6.000	03/01/2036	657,560
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[2]	5.850	12/01/2036	456,600
4,165,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	3,497,475
1,595,000	Southwestern IL Devel. Authority (Village of Sauget)[2,3]	5.625	11/01/2026	1,367,537
12,000,000	Springfield, IL Electric[2]	5.000	03/01/2030	12,360,960
12,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.750	04/01/2038	14,071,680
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[2]	6.250	12/30/2026	2,027,476
930,000	Volo Village, IL Special Service Area (Lancaster Falls)[2]	5.750	03/01/2036	962,522
3,747,000	Volo Village, IL Special Service Area (Remington Pointe)[2]	6.450	03/01/2034	3,752,621
1,870,000	Yorkville, IL United City Special Services Area Special Tax	5.000	03/01/2033	1,877,873
2,265,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[2]	5.875	03/01/2036	2,309,394
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[6]	6.250	03/01/2035	893,994
				242,256,483

Indiana—1.4%
1,700,000	Carmel, IN Redevel. District COP[2]	6.500	07/15/2035	1,899,104
1,000,000	Hammond, IN Local Public Improvement District[2]	6.750	08/15/2035	1,009,540
1,000,000	Hammond, IN Local Public Improvement District[2]	6.500	08/15/2030	1,009,090
465,000	Hammond, IN Local Public Improvement District[2]	5.000	02/01/2024	486,111
4,250,000	IN Finance Authority (Marian University)[2]	6.375	09/15/2041	4,715,672
4,750,000	IN Finance Authority (Marian University)[2]	6.500	09/15/2030	5,332,635
2,885,000	IN Finance Authority (Marian University)[2]	5.250	09/15/2025	3,051,234
325,000	IN Finance Authority Educational Facilities (Irvington Community)[2]	9.000	07/01/2039	334,120
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[2]	6.000	07/01/2040	4,184,569

11 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Indiana (Continued)
$1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[2]	5.750%		07/01/2030	$1,054,180
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[2]	7.000		02/01/2039	2,225,455
2,110,379	North Manchester, IN Economic Devel. (Peabody Retirement Community)[5]	1.000		12/01/2045	42,186
2,466,162	North Manchester, IN Economic Devel. (Peabody Retirement Community)[2]	6.050	[9]	12/01/2045	1,430,127
2,105,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[2]	6.500		07/01/2022	2,343,412
					29,117,435

Iowa—0.2%
750,000	IA Finance Authority (Amity Fellowserve)[2]	6.500		10/01/2036	755,602
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[6]	5.900		12/01/2028	132,000
1,500,000	IA Finance Authority (Mercy Medical Center)	5.000		08/15/2029	1,664,505
1,685,000	IA Finance Authority (Mercy Medical Center)	5.000		08/15/2028	1,881,808
395,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[2]	5.375		06/01/2025	364,783
					4,798,698

Kansas—0.2%
725,000	Hays, KS Sales Tax[2]	6.000		01/01/2025	725,812
156,000	Overland Park, KS Transportation Devel. District (Grass Creek)[2]	4.850		09/01/2016	158,104
2,360,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[2]	4.900		04/01/2024	2,312,234
					3,196,150

Kentucky—0.0%
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)[2]	6.250		06/01/2039	91,118
15,000	Springfield, KY Educational Devel. (St. Catherine College)[2]	5.750		10/01/2035	15,016
					106,134

Louisiana—2.5%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[2]	5.250		01/01/2028	2,272,720
635,000	LA Citizens Property Insurance Corp.	5.000		06/01/2024	743,788
950,000	LA Citizens Property Insurance Corp.	5.000		06/01/2024	1,098,162
8,280,000	LA HFA (La Chateau)[2]	6.875		09/01/2029	9,127,541
5,000,000	LA HFA (La Chateau)[2]	7.250		09/01/2039	5,500,650
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500		09/01/2022	2,683,857
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250		09/01/2035	27,649
1,770,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250		09/01/2018	1,681,447
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[2]	6.550		09/01/2025	1,360,057
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[2]	6.750		07/01/2039	23,458,639
50,000	LA Stadium & Exposition District[2]	5.000		07/01/2028	57,254
2,000,000	LA Stadium & Exposition District	5.000		07/01/2032	2,235,580
2,500,000	Lakeshore Villages, LA Master Community Devel. District[5]	5.250		07/01/2017	875,325
					51,122,669

Maine—0.4%
5,000,000	ME H&HEFA (Maine General Medical Center)[2]	7.500		07/01/2032	6,076,050

12 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Maine (Continued)
$2,000,000	ME H&HEFA (Maine General Medical Center)[2]	6.750%		07/01/2036	$2,294,400
					8,370,450

Maryland—0.1%
1,000,000	MD EDC Student Hsg. (Morgan State University)[2]	5.000		07/01/2034	1,043,360
65,000	MD H&HEFA (Johns Hopkins Hospital)[2]	5.375		07/01/2020	65,168
950,000	Prince Georges County, MD Special District (Victoria Falls)[2]	5.250		07/01/2035	952,327
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[6]	5.250		01/01/2037	273,135
					2,333,990

Massachusetts—0.5%
260,000	MA Devel. Finance Agency (Evergreen Center)[2]	5.500		01/01/2035	260,172
25,000	MA Devel. Finance Agency (Lasell College)[2]	6.000		07/01/2031	28,648
750,000	MA Devel. Finance Agency (Lasell College)[2]	5.500		07/01/2026	847,200
92,782	MA Devel. Finance Agency (Linden Ponds)[2]	5.500		11/15/2046	79,853
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[7]	11/15/2056	2,847
14,103	MA Devel. Finance Agency (Linden Ponds)[2]	6.250		11/15/2039	13,589
1,733,606	MA Devel. Finance Agency (Linden Ponds)[2]	6.250		11/15/2046	1,668,995
6,770,000	MA Devel. Finance Agency (Merrimack College)[2]	5.250		07/01/2042	7,166,451
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	29,815
134,349	MA Devel. Finance Agency (Northern Berkshire Healthcare)[5]	35.005		02/15/2043	6,713
106,259	MA Devel. Finance Agency (Northern Berkshire Healthcare)[6]	6.000		02/15/2043	5,310
70,174	MA Devel. Finance Agency (Northern Berkshire Healthcare)[5]	3.184	[7]	02/15/2043	3,507
25,000	MA H&EFA (Beverly Hospital Corp.)[2]	5.250		07/01/2023	25,075
					10,138,175

Michigan—4.5%
680,000	Detroit, MI City School District	5.000		05/01/2031	743,750
1,100,000	Detroit, MI City School District	5.000		05/01/2028	1,215,115
775,000	Detroit, MI GO2	5.000		04/01/2028	822,569
5,000	Detroit, MI Local Devel. Finance Authority[2]	5.500		05/01/2021	4,805
13,435,000	Detroit, MI Sewer Disposal System[2]	7.500		07/01/2033	16,178,964
2,250,000	Detroit, MI Sewer Disposal System[2]	6.500		07/01/2024	2,539,890
2,155,000	Detroit, MI Water and Sewerage Dept.	5.000		07/01/2032	2,304,686
1,000,000	Detroit, MI Water Supply System[2]	5.000		07/01/2036	1,054,700
1,555,000	Detroit, MI Water Supply System[2]	5.000		07/01/2033	1,591,682
20,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[2]	5.375		07/01/2018	20,048
495,000	Grand Traverse Academy, MI Public School Academy[2]	5.000		11/01/2022	497,074
1,000,000	Grand Traverse Academy, MI Public School Academy[2]	4.750		11/01/2032	918,500
2,200,000	Grand Traverse Academy, MI Public School Academy[2]	4.625		11/01/2027	2,073,170
2,100,000	MI Finance Authority (City of Detroit)[2]	5.000		04/01/2028	2,228,898
895,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2026	1,012,245
1,000,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2025	1,141,190
1,000,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2033	1,084,870
930,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2027	1,042,456
7,035,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2023	8,155,324
2,450,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2032	2,659,892
1,000,000	MI Finance Authority (Detroit Water & Sewer)[2]	5.000		07/01/2034	1,081,660
600,000	MI Finance Authority (Old Redford Public School Academy)[2]	5.900		12/01/2030	606,954
14,600,000	MI Hospital Finance Authority (Trinity Health)[1]	6.125		12/01/2023	17,185,660

13 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$10,000	MI Hsg. Devel. Authority (Walled Lake Villa)[2]	6.000%		04/15/2018	$10,024
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[2]	6.000		12/01/2035	1,156,305
416,250	MI Strategic Fund Limited Obligation (Wolverine Human Services)[2]	7.875		08/31/2028	429,774
9,230,977	MI Strategic Fund Limited Obligation (Wolverine Human Services)[2]	5.850		08/31/2027	8,419,389
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[7]	06/01/2058	6,548,850
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[2]	5.500		06/01/2035	255,503
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[2]	5.375		11/01/2030	281,340
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[2]	5.625		11/01/2035	905,227
500,000	Renaissance, MI Public School Academy	6.000		05/01/2037	531,665
5,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.000		12/01/2037	5,440,150
20,000	Wayne County, MI Building Authority[3]	5.250		06/01/2016	20,083
					90,162,412

Minnesota—0.1%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[2]	5.375		02/15/2032	885,770
965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[2]	5.000		02/15/2027	969,053
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[2]	5.375		08/01/2021	112,937
90,000	St. Paul, MN Port Authority (Great Northern)[2]	6.000		03/01/2030	91,345
					2,059,105

Mississippi—0.0%
85,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[2]	5.750		07/01/2031	85,261
800,000	Meridian, MS Tax Increment (Meridian Crossroads)[2]	8.750		12/01/2024	901,888
					987,149

Missouri—2.5%
200,000	Belton, MO Tax Increment (Belton Town Center)[2]	5.625		03/01/2025	200,184
250,000	Branson Hills, MO Infrastructure Facilities	5.500		04/01/2027	112,507
900,000	Branson, MO IDA (Branson Hills Redevel.)[2]	5.750		05/01/2026	915,516
365,000	Branson, MO IDA (Branson Hills Redevel.)[2]	7.050		05/01/2027	365,380
1,345,000	Branson, MO IDA (Branson Landing)[2]	5.250		06/01/2021	1,345,726
6,900,000	Branson, MO IDA (Branson Shoppe Redevel.)[2,3]	5.950		11/01/2029	7,042,485
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[2]	5.875		12/01/2031	582,721
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[2]	5.625		04/01/2027	287,468
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[2]	5.500		04/01/2021	320,512
300,000	Hawk Ridge, MO Transportation Devel. District[2]	4.650		02/01/2017	300,717
3,840,000	Hawk Ridge, MO Transportation Devel. District[2]	5.000		02/01/2030	3,382,771
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[2]	7.200		05/01/2033	14,387,858
2,575,000	Independence, MO 39th Street Transportation[2]	6.875		09/01/2032	2,739,594
445,000	Kansas City, MO Tax Increment (Briarcliff West)[2]	5.150		06/01/2016	454,705
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[2]	6.500		06/01/2025	809,960
1,345,000	Kansas City, MO Tax Increment (Southtown)[2]	6.000		03/01/2017	1,412,425
250,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.750		03/01/2029	244,640
140,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.500		03/01/2021	139,598
770,000	Liberty, MO Tax Increment (Liberty Triangle)[2]	5.875		10/01/2029	794,825

14 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[2]	5.750%		11/01/2026	$2,102,016
355,000	MO Grindstone Plaza Transportation Devel. District[2]	5.500		10/01/2031	306,876
209,000	Northwoods, MO Transportation Devel. District[2]	5.850		02/01/2031	193,379
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[2]	5.000		05/01/2023	1,478,535
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[2]	5.625		11/01/2025	2,519,200
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[5]	6.000		08/04/2025	254,887
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	539,799
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500		03/09/2027	1,198,652
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	430,929
545,000	St. Louis, MO Tax Increment (Printers Lofts)[5]	6.000		08/21/2026	259,921
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[6]	5.500		01/20/2028	318,306
783,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500		01/20/2028	717,111
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690		04/21/2029	655,992
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	236,191
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	2,373,351
320,000	Stone Canyon, MO Improvement District (Infrastructure)[6]	5.750		04/01/2027	158,685
620,000	Stone Canyon, MO Improvement District (Infrastructure)[6]	5.700		04/01/2022	307,446
255,000	Suemandy, MO Mid-Rivers Community Improvement District[2]	7.500		10/01/2029	282,298
					50,173,166

Montana—0.5%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	6.250	[4]	09/01/2031	8,790,814
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[2]	6.000		05/15/2025	386,329
					9,177,143

Nebraska—1.1%
7,510,000	NE Central Plains Gas Energy	5.250		09/01/2037	8,410,224
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[2]	5.600		09/15/2029	2,825,335
1,150,000	NE Educational Finance Authority (Concordia University)[2]	5.000		10/01/2037	1,171,056
7,000,000	NE Public Power Generation Agency (Whelan Energy Center)[2]	5.000		01/01/2032	7,352,380
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[2]	8.750		10/01/2020	2,234,584
					21,993,579

Nevada—1.7%
260,000	Clark County, NV Improvement District[2]	5.050		02/01/2031	235,276
325,000	Clark County, NV Improvement District[2]	5.000		02/01/2026	309,631
15,000,000	Clark County, NV Water Reclamation District[2]	5.250		07/01/2038	16,918,050
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[5]	6.850	[7]	01/01/2019	3,114,050
225,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.300		08/01/2018	220,464

15 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Nevada (Continued)
$100,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.250%		08/01/2017	$98,866
70,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.200		08/01/2016	69,626
455,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[2]	6.000		08/01/2027	465,028
655,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[2]	6.150		08/01/2037	667,216
530,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[2]	5.850		08/01/2018	549,573
855,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[2]	6.000		08/01/2023	882,403
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[2]	6.700		06/01/2028	7,900,668
1,855,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[2,3]	6.400		06/01/2020	2,018,351
					33,449,202

New Hampshire—2.9%
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[7]	01/01/2030	1,145,676
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[7]	01/01/2029	117,211
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[7]	01/01/2023	300,608
410,000	NH Business Finance Authority (Huggins Hospital)[2]	6.875		10/01/2039	439,955
4,010,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	3,778,623
20,860,000	NH H&EFA (LRG Healthcare)[1]	7.000		04/01/2038	25,181,358
475,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	540,878
21,715,000	NH H&EFA (LRGHealthcare)[1]	5.500		10/01/2034	24,727,347
1,500,000	NH H&EFA (Southern New Hampshire University)	5.000		01/01/2027	1,606,920
1,270,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	1,148,563
					58,987,139

New Jersey—0.9%
4,000,000	Casino Reinvestment Devel. Authority of NJ2	5.250		11/01/2039	4,252,160
2,000,000	Casino Reinvestment Devel. Authority of NJ2	5.000		11/01/2032	2,196,620
2,000,000	Casino Reinvestment Devel. Authority of NJ2	5.000		11/01/2030	2,211,780
3,640,000	NJ Tobacco Settlement Financing Corp.[2]	5.000		06/01/2029	3,128,908
250,000	NJ Transportation Trust Fund Authority[2]	6.000		06/15/2035	300,945
3,530,000	NJ Transportation Trust Fund Authority[2]	5.000		06/15/2032	3,751,543
1,850,000	South Jersey, NJ Transportation Authority[2]	5.000		11/01/2033	1,993,541
					17,835,497

New Mexico—0.1%
270,000	Montecito Estates, NM Public Improvement District[2]	7.000		10/01/2037	278,165
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,905,750
					2,183,915

New York—1.2%
380,000	NY Counties Tobacco Trust II (TASC)[2]	5.750		06/01/2043	383,792
3,000,000	NY MTA, Series E	5.000		11/15/2030	3,466,170
8,875,000	NYS DA (St. Mary’s Hospital for Children)[3]	7.875		11/15/2041	9,636,564
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.[2]	5.375		06/01/2028	5,937,539

16 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,255,000	Westchester County, NY Healthcare Corp., Series A2	5.000%		11/01/2030	$5,740,772
					25,164,837

North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[2]	5.800		10/01/2034	20,250

Ohio—7.5%
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[2]	6.000		06/01/2045	2,412,900
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[2]	5.750		06/01/2031	3,705,430
6,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	6.250		06/01/2037	5,701,865
22,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	6.000		06/01/2042	18,781,072
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[7]	06/01/2052	6,114,890
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[7]	06/01/2047	51,221,280
11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.125		06/01/2024	9,776,984
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.375		06/01/2024	2,246,228
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.750		06/01/2034	7,197,826
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.875		06/01/2030	17,269,352
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[2]	6.000		11/01/2038	2,273,466
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[2]	6.000		11/15/2035	4,034,681
10,000	Cuyahoga County, OH Hospital (Metro Health System)[2]	5.500		02/15/2027	10,020
1,260,000	Greene County, OH University Hsg. (Central State University)[2]	5.625		09/01/2032	1,191,242
1,000,000	Greene County, OH University Hsg. (Central State University)[2]	5.500		09/01/2027	966,900
2,500,000	Grove City, OH Tax Increment Financing[2]	5.375		12/01/2031	2,564,600
185,000	Grove City, OH Tax Increment Financing[2]	5.125		12/01/2016	194,309
780,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[2]	5.000		12/01/2022	791,248
3,750,000	OH Higher Education Facility Commission (Ashland University)	6.250		09/01/2024	3,586,538
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	4,184,333
2,100,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	1,513,659
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000		12/01/2037	4,272,559
510,000	Ross County, OH Hospital (Adena Health System)[2]	5.750		12/01/2028	577,560
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400		11/01/2036	320,107
					150,909,049

Oklahoma—0.7%
12,895,000	Grady County, OK Criminal Justice Authority	7.000		11/01/2041	12,661,987
770,000	Langston, OK EDA (Langston University)[2]	5.250		05/01/2026	780,811
					13,442,798

Oregon—0.2%
2,250,000	Forest Grove, OR Revenue (Pacific University)[2]	5.000		05/01/2036	2,455,313

17 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Oregon (Continued)
$500,000	OR Facilities Authority (Concordia University)[2]	6.375%		09/01/2040	$542,615
335,000	OR Facilities Authority (Concordia University)[2]	6.125		09/01/2030	359,133
					3,357,061

Pennsylvania—1.4%
5,000,000	Bethlehem, PA Area School District[3]	5.000		08/01/2033	5,659,600
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[2,3]	5.000		07/01/2047	1,056,270
385,000	Luzerne County, PA IDA[2]	7.500		12/15/2019	400,204
500,000	Luzerne County, PA IDA[2]	7.750		12/15/2027	520,005
3,120,000	Northumberland County, PA IDA (NHS Youth Services)[2]	7.750		02/15/2029	1,699,433
25,000	Northumberland County, PA IDA (NHS Youth Services)[2]	5.500		02/15/2033	21,103
2,000,000	PA HEFA (Shippensburg University)[2]	6.250		10/01/2043	2,235,760
5,000,000	PA Public School Building Authority (School District of Philadelphia)[2]	5.000		04/01/2031	5,396,650
3,000,000	PA Public School Building Authority (School District of Philadelphia)[2]	5.000		04/01/2030	3,245,580
1,500,000	PA Turnpike Commission[2]	0.00	[4]	12/01/2038	1,638,990
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	745,300
830,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[2]	7.250		01/01/2021	832,731
5,000	Philadelphia, PA School District[2]	6.000		09/01/2038	5,814
3,440,000	Philadelphia, PA School District[2]	6.000		09/01/2038	3,900,100
55,000	Philadelphia, PA School District[2]	6.000		09/01/2038	63,956
					27,421,496

Rhode Island—0.9%
4,915,000	Central Falls, RI Detention Facility[6]	7.250		07/15/2035	1,225,948
50,000	Providence, RI HDC (Barbara Jordan Apartments)[2]	6.750		07/01/2025	50,149
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[2]	7.000		05/15/2039	833,852
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[2]	7.000		05/15/2039	16,111,104
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[2]	6.500		04/01/2027	20,229
18,045,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[7]	06/01/2052	739,665
					18,980,947

South Carolina—1.0%
1,695,000	Lancaster County, SC (Sun City Carolina Lakes)[2]	5.450		12/01/2037	1,707,102
4,955,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	4,965,703
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[7]	01/01/2020	282,000
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[7]	01/01/2021	3,019,900
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[7]	01/01/2026	4,608,400
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[2]	6.500		04/01/2042	2,485,660
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[2]	6.250		04/01/2035	3,077,450
					20,146,215

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000		06/01/2027	1,683,150

Tennessee—0.6%
125,000	Johnson City, TN H&EFB (Johnson City Medical Center)	5.250		07/01/2028	125,522
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000		11/01/2027	551,735

18 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Tennessee (Continued)
$10,665,000	TN Energy Acquisition Gas Corp.[2]	5.000%	02/01/2027	$12,228,276
				12,905,533

Texas—4.6%
60,000	Collin County, TX HFC (Community College District Foundation)[2]	5.250	06/01/2031	56,996
5,000,000	Dallas, TX GO2	5.000	02/15/2030	5,834,800
7,350,000	Donna, TX GO2	6.250	02/15/2037	7,292,964
4,838,000	Escondido, TX Public Improvement District (Horseshoe Bay)[2]	7.250	10/01/2033	4,865,432
16,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2039	17,933,920
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[2]	6.500	05/15/2031	363,936
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	271,630
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	272,620
7,465,000	Irving, TX Hotel Occupancy[2]	5.500	08/15/2038	7,859,973
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[2]	6.250	02/15/2037	3,447,752
2,305,000	Maverick County, TX GO COP[2]	8.750	03/01/2034	1,835,264
685,000	Maverick County, TX GO COP[2]	8.750	03/01/2034	545,404
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	900,198
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	640,331
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2042	722,652
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[6]	6.150	08/01/2022	230,938
15,345,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	6.250	11/15/2029	17,557,723
655,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (BHCS / BUMC / BASMC / BMCAG&M / BMCAW / BRMCAG Obligated Group)[2]	6.250	11/15/2029	768,426
6,381,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[2]	7.750	10/01/2037	6,852,684
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	433,352
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	100,619
4,000,000	TX Lower Colorado River Authority[2]	5.000	05/15/2025	4,576,920
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250	12/15/2026	5,537,565
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[2]	6.000	02/15/2030	1,962,446
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[2]	6.250	09/01/2036	681,364
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[2]	5.800	08/15/2040	1,181,782
80,000	Williamson County, TX (Pass-Through Toll)	5.125	02/15/2034	80,308
20,000	Williamson County, TX (Pass-Through Toll)[2]	5.125	02/15/2034	20,078
				92,828,077

Utah—0.2%
500,000	Utah County, UT Charter School (Lakeview Academy)[2]	5.000	07/15/2032	509,805
2,315,000	Utah County, UT Charter School (Lakeview Academy)[2]	5.625	07/15/2037	2,367,226

19 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Utah (Continued)
$275,000	Utah County, UT Charter School (Renaissance Academy)[2]	5.625%		07/15/2037	$276,757
1,210,000	West Valley City, UT Sewer (East Hollywood High School)[2]	5.625		06/15/2037	1,189,624
					4,343,412

Vermont—0.1%
445,000	Burlington, VT GO	5.000		11/01/2032	479,576
350,000	Burlington, VT GO	5.000		11/01/2027	384,902
403,990	VT Educational & Health Buildings Financing Agency (Marlboro College)[2]	2.779		04/01/2019	396,573
					1,261,051

Virginia—1.0%
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500		07/15/2035	660,982
2,040,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250		07/15/2025	1,781,083
416,000	Celebrate, VA North CDA Special Assessment[5]	6.750		03/01/2034	268,707
3,500,000	Celebrate, VA South CDA Special Assessment[6]	6.250		03/01/2037	1,924,965
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[5]	5.800		03/01/2036	187,537
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[6]	5.450		03/01/2036	750,180
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[5]	5.125		03/01/2036	92,772
900,000	New Port, VA CDA[6]	5.600		09/01/2036	521,352
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[2]	6.450		09/01/2037	3,604,939
2,630,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[2]	6.500		08/01/2038	2,749,981
675,000	Suffolk, VA IDA (Lake Prince Center)[2]	5.300		09/01/2031	680,400
950,000	VA College Building Authority (Regent University)[2]	5.000		06/01/2026	968,800
2,000,000	VA College Building Authority (Regent University)[2]	5.000		06/01/2029	2,036,140
585,000	VA College Building Authority Educational Facilities (Regent University)[2]	5.000		06/01/2036	590,581
35,170,000	VA Tobacco Settlement Authority	5.670	[7]	06/01/2047	792,380
162,770,000	VA Tobacco Settlement Authority	5.770	[7]	06/01/2047	2,762,207
					20,373,006

Washington—3.5%
4,145,000	Bremerton, WA Hsg. Authority[2]	5.500		06/01/2037	4,146,036
1,000,000	Bremerton, WA Hsg. Authority[2]	5.300		06/01/2026	1,000,460
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[2]	5.600		03/01/2028	75,015
25,000	Pierce County, WA Hsg. Authority[2]	5.800		12/01/2023	25,002
1,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[2]	5.700		11/01/2035	1,418,601
2,720,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	2,752,718
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[2]	5.000		03/01/2025	4,419,918
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[2]	5.000		03/01/2025	92,906
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	38,851,642

20 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Washington (Continued)
$15,000,000	WA Health Care Facilities Authority (PH& / PEMC / PH&SO / PHSSC / LCMAS / SJHC / PSMMC / SPH&HSC / PHlthC / PH&SW Obligated Group)[2]	5.250%		10/01/2033	$16,764,300
					69,546,598

West Virginia—0.2%
1,885,000	Brooke County, WV (Bethany College)[2]	6.750		10/01/2037	2,096,158
1,960,000	Brooke County, WV (Bethany College)[2]	6.500		10/01/2031	2,166,172
					4,262,330

Wisconsin—1.6%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[6]	7.000		01/01/2026	779,468
1,475,000	WI Center District, Series A	5.000		12/15/2029	1,637,516
5,000,000	WI GO2	6.000		05/01/2036	5,855,400
750,000	WI H&EFA (Beloit College)[2]	6.125		06/01/2039	833,955
1,230,000	WI H&EFA (Beloit College)[2]	6.125		06/01/2035	1,374,943
1,300,000	WI H&EFA (Richland Hospital)[2,3]	5.375		06/01/2028	1,301,352
17,260,000	WI H&EFA (SSM Health Care Corp.)[2]	5.250		06/01/2034	19,285,979
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[7]	10/01/2042	2
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[2]	7.000		10/01/2042	468,162
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[7]	10/01/2042	62,690
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[2]	7.125		07/01/2042	714,545
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	543,845
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	381,762
					33,239,619

U.S. Possessions—11.3%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	4,881,153
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,304,571
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	1,322,302
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	3,647,646
11,375,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.500		05/15/2039	11,314,599
3,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2040	2,067,990
2,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	1,381,140
9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	6,080,670
4,000,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	2,719,200
1,250,000	Puerto Rico Commonwealth GO	5.375		07/01/2030	852,900
5,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	3,533,400
1,500,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	1,062,540
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,497,800
500,000	Puerto Rico Commonwealth GO2	5.500		07/01/2021	531,595
3,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2023	2,174,580
4,210,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	2,859,895
2,610,000	Puerto Rico Commonwealth GO	5.000		07/01/2023	1,866,802
3,000,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	2,066,670
4,020,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	2,755,107
4,515,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	3,394,558
5,000,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	3,032,300
20,460,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2029	12,416,765
2,830,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2028	1,717,414
3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250		07/01/2027	1,820,610

21 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,850,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.000%		07/01/2022	$1,125,226
2,500,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.000		07/01/2028	1,517,175
260,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2024	259,997
4,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	3,999,880
4,500,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2032	2,730,780
3,000,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2026	1,820,730
5,000,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2037	3,033,950
1,500,000	Puerto Rico Electric Power Authority, Series VV8	5.500		07/01/2020	919,800
1,690,000	Puerto Rico Electric Power Authority, Series VV	5.250		07/01/2025	1,736,137
5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.500		07/01/2020	3,066,000
3,050,000	Puerto Rico Electric Power Authority, Series WW8	5.500		07/01/2038	1,850,557
2,750,000	Puerto Rico Electric Power Authority, Series WW8	5.375		07/01/2023	1,670,130
1,985,000	Puerto Rico Electric Power Authority, Series WW8	5.250		07/01/2025	1,204,796
2,000,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	1,213,740
5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.500		07/01/2021	3,045,200
1,670,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2040	1,013,272
410,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250		07/01/2022	249,358
7,300,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250		07/01/2024	4,432,268
40,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2022	30,372
3,000,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2038	2,912,520
3,500,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	2,132,375
8,000,000	Puerto Rico Infrastructure	7.075	[7]	07/01/2030	2,075,520
850,000	Puerto Rico Infrastructure	5.500		07/01/2024	624,155
65,000	Puerto Rico Infrastructure	5.000		07/01/2041	33,587
750,000	Puerto Rico Infrastructure Financing Authority	5.500		07/01/2028	539,392
8,695,000	Puerto Rico Infrastructure Financing Authority	6.070	[7]	07/01/2031	2,109,059
3,200,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[2]	5.625		07/01/2022	2,718,656
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[2]	5.000		08/01/2032	1,059,633
240,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	150,413
2,000,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,295,060
8,575,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	5,997,955
3,300,000	Puerto Rico Public Buildings Authority	5.000		07/01/2032	2,100,879
1,000,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	678,120
4,940,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	3,236,787
5,615,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	2,886,896
6,380,000	Puerto Rico Sales Tax Financing Corp.	8.550	[7]	08/01/2023	3,007,149
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	9,841,287
270,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	143,127
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A	9.410	[7]	08/01/2036	2,140,991
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	2,406,599
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[7]	08/01/2034	6,851,000
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	11,580,769
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[7]	08/01/2044	4,297,700
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	9,101,400
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	4,218,690
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2040	19,704,287
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C	8.020	[7]	08/01/2038	3,133,574
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	1,262,561
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C	0.00	[4]	08/01/2032	2,193,754
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	4,005,194
					227,660,664
Total Municipal Bonds and Notes (Cost $2,396,360,379)					2,143,131,426

Corporate Bonds and Notes—0.0%
68,697	Las Vegas Monorail Co., Sr. Sec. Nts.[10,11]	5.500		07/15/2019	2,070

22 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Corporate Bonds and Notes (Continued)
$18,270	Las Vegas Monorail Co., Sub. Nts.[10,11]	3.000%[9]	07/15/2055	$1,325
Total Corporate Bonds and Notes (Cost $138)				3,395

Total Investments, at Value (Cost $2,396,360,517)—106.4%				2,143,134,821
Net Other Assets (Liabilities)—(6.4)				(129,750,965)
Net Assets—100.0%				$2,013,383,856

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

2. All or a portion of the security position has been segregated for collateral to cover borrowings.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2015. See a Note 3 of the accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

10. Received as a result of a corporate action.

11. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
AWCC	American Water Capital Corp.
BASMC	Baylor All Saints Medical Center
BHCS	Baylor Health Care System
BMCAG&M	Baylor Medical Centers at Garland and McKinney
BMCAW	Baylor Medical Center at Waxahachie
BRMCAG	Baylor Regional Medical Center at Grapevine
BUMC	Baylor University Medical Center
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
EMC	Eden Medical Center
EPBH	Emma Pendleton Bradley Hospital
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
LCMAS	Little Company of Mary Ancillary Services Corp.

23 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYS	New York State
OLOLMC	Our Lady Of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
PEMC	Providence Everett MEdical Center
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PHlth	Presence Health
PHlthC	Providence Health Care
PHN	Presence Health Network
PHP	Presence PRV Health
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSMMC	Providence St. Mary Medical Center
RIBS	Residual Interest Bonds
RIH	Rhode Island Hospital
ROLs	Reset Option Longs
SJHC	St. Joseph Hospital Corp.
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SPH&HSC	St. Patrick Hospital and Health Science Center
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital

24 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

25 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

26 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$82,160,400	$—	$82,160,400
Alaska	—	456,852	—	456,852
Arizona	—	68,241,370	—	68,241,370
Arkansas	—	—	1,124,113	1,124,113
California	—	325,821,728	—	325,821,728
Colorado	—	34,040,615	—	34,040,615
Connecticut	—	907,707	—	907,707
Delaware	—	5,233,411	—	5,233,411
District of Columbia	—	16,009,311	—	16,009,311
Florida	—	226,375,776	815,915	227,191,691
Georgia	—	14,800,778	—	14,800,778
Idaho	—	1,148,866	—	1,148,866
Illinois	—	242,256,483	—	242,256,483
Indiana	—	29,117,435	—	29,117,435
Iowa	—	4,798,698	—	4,798,698
Kansas	—	3,196,150	—	3,196,150
Kentucky	—	106,134	—	106,134
Louisiana	—	51,122,669	—	51,122,669
Maine	—	8,370,450	—	8,370,450
Maryland	—	2,333,990	—	2,333,990
Massachusetts	—	10,127,955	10,220	10,138,175
Michigan	—	90,162,412	—	90,162,412
Minnesota	—	2,059,105	—	2,059,105
Mississippi	—	987,149	—	987,149
Missouri	—	50,173,166	—	50,173,166
Montana	—	9,177,143	—	9,177,143
Nebraska	—	21,993,579	—	21,993,579
Nevada	—	33,449,202	—	33,449,202
New Hampshire	—	58,987,139	—	58,987,139
New Jersey	—	17,835,497	—	17,835,497
New Mexico	—	2,183,915	—	2,183,915
New York	—	25,164,837	—	25,164,837
North Carolina	—	20,250	—	20,250
Ohio	—	150,909,049	—	150,909,049
Oklahoma	—	13,442,798	—	13,442,798
Oregon	—	3,357,061	—	3,357,061
Pennsylvania	—	27,421,496	—	27,421,496
Rhode Island	—	18,980,947	—	18,980,947
South Carolina	—	15,180,512	4,965,703	20,146,215
South Dakota	—	1,683,150	—	1,683,150
Tennessee	—	12,905,533	—	12,905,533
Texas	—	92,828,077	—	92,828,077
Utah	—	4,343,412	—	4,343,412
Vermont	—	1,261,051	—	1,261,051
Virginia	—	19,342,517	1,030,489	20,373,006
Washington	—	69,546,598	—	69,546,598
West Virginia	—	4,262,330	—	4,262,330
Wisconsin	—	33,239,617	2	33,239,619
U.S. Possessions	—	227,660,664	—	227,660,664
Corporate Bonds and Notes	—	3,395	—	3,395

Total Assets	$—	$2,135,188,379	$7,946,442	$2,143,134,821

27 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$(440,565)	$440,565
Virginia	(2,182,827)	2,182,827

Total Assets	$(2,623,392)	$2,623,392

*Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term

28 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure

29 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $87,585,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2015, municipal bond holdings with a value of $289,753,536 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $164,290,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.310%	4/1/41	$13,198,800
5,000,000	Chicago, IL Park District (Harbor Facilities) ROLs	9.800	1/1/40	5,738,000
3,000,000	Chicago, IL Park District (Harbor Facilities) ROLs	9.800	1/1/37	3,461,880
3,480,000	FL COP (Dept. of Management Services) ROLs	14.490	8/1/28	4,823,524
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	18.078	10/1/32	6,259,040
4,000,000	Houston, TX Airport System ROLs[3]	20.136	7/1/39	5,933,920
5,000,000	IL Finance Authority (Northwestern Memorial Hospital/Northwestern Memorial Healthcare Obligated Group) ROLs	22.110	8/15/39	8,104,200
1,555,000	IL Finance Authority ROLs[3]	18.883	5/15/29	2,070,389
3,335,000	IL Finance Authority ROLs[3]	13.932	12/1/30	4,617,474
3,650,000	MI Hospital Finance Authority ROLs[3]	22.730	12/1/23	6,235,660
10,860,000	NH H&EFA (LRG Healthcare) ROLs	10.361	10/1/34	13,872,347
5,215,000	NH H&EFA ROLs[3]	26.219	4/1/38	9,536,358
2,500,000	Orange County, FL School Board ROLs[3]	19.986	8/1/34	3,724,000
3,335,000	San Francisco, CA City & County COP ROLs[3]	13.912	10/1/33	4,801,900
3,840,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	22.107	11/15/29	6,052,723
3,000,000	University of Illinois (Auxiliary Facilities Systems) ROLs	21.100	4/1/38	5,071,680
16,895,000	WA Health Care Facilities Authority (Catholic Health Initiatives) ROLs	11.970	10/1/36	21,961,641

				$125,463,536

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured

30 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $164,290,000 as of April 30, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$6,722,930
Sold securities	21,915,031

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2015 is as follows:

Cost	$89,175,579
Market Value	$35,092,328
Market value as % of Net Assets	1.74%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2015, securities with an aggregate market value of $48,669,697, representing 2.42% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $224,438 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

31 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Federal Taxes (Continued)

Federal tax cost of securities	$2,240,285,192 [1]

Gross unrealized appreciation	$151,839,736
Gross unrealized depreciation	(405,704,410)

Net unrealized depreciation	$(253,864,674)

1. The Federal tax cost of securities does not include cost of $156,714,303, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

32 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	6/11/2015